Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies
19. Commitments and Contingencies
(a) Commitments
As of December 31, 2023, the Group’s future minimum commitments under non-cancelable
agreements were as follows:

	Less than one year	One to three years	More than three years	Total
	RMB	RMB	RMB	RMB
Purchase commitments	266,619	3,263	—	269,882
Capital commitments	467	—	—	467

Total	267,086	3,263	—	270,349

Purchase commitments mainly include commitments for content, marketing activities and purchase of smart devices.
Capital commitments mainly include commitments on purchase of fixed assets and the payment on leasehold improvements.
(b) Litigation
From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2022 and 2023.